FORM N-23C-3
                        NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3


1.       Investment Company Act File Number: 811-08050
         Date of Notification: December 22, 2005

2. Exact name of investment company as specified in registration statement:

         THE ASIA TIGERS FUND, INC.

3.       Address of principal executive office:

         345 Park Avenue
         New York, NY 10154

4.       Check one of the following:

         A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

         B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

         C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.



BY:      /s/ Prakash Melwani
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NAME:    Prakash Melwani
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TITLE:   Director and President of the Fund
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